Basis of Preparation	12 Months Ended
Dec. 31, 2023
Basis of Preparation
Basis of Preparation
2	Basis of Preparation

(a)
Statement of compliance

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Accounting Standards (“IFRSs”) as issued by IASB.
The Board of Directors approved the Financial Statements for issue on March 13, 2024.

(b)	Basis of measurement

The Consolidated Financial Statements have been prepared on the historical cost basis except for the following assets and liabilities, that are measured as disclosed in Note 3 below:

-	Financial instruments measured at fair value through profit or loss.
-	Financial instruments measured at fair value through other comprehensive income.
-	Deferred tax assets and liabilities
-	Provisions
-	Assets and liabilities in respect of employee benefits
-	Investments in associates

(c)	Use of estimates and judgements

The preparation of Financial Statements in conformity with IFRSs requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised.

Information about accounting estimates and judgments made by management in the application of IFRSs that have significant effect on the Financial Statements and / or with a significant risk of material adjustment in future periods, are discussed in Note 4(i).

In respect of estimates related to determination of fair value, please also refer to Note 4(ii).

(d)	Functional and presentation currency

These Consolidated Financial Statements are presented in United States dollars, which is the Company's functional currency. All amounts are presented in US$ millions unless indicated otherwise.

(e)	Operating cycle

The normal operating cycle of the Company is not longer than one year.

(f)	Changes in accounting guidance

Amendment to IAS 1, Presentation of Financial Statements:
As from January 1, 2023, the Company applies the amendment to IAS 1 in respect of accounting policies disclosure. According to this amendment, companies must provide disclosure of their material accounting policies rather than their significant accounting policies. An accounting policy information is material if, when considered with other information disclosed in the financial statements, it can be reasonably be expected to influence decisions made by the users of the financial statements. The amendment also clarifies that immaterial accounting policy information need not be disclosed. The Company reassessed the materiality of its accounting policies and revised its related disclosures accordingly.

Amendment to IAS 12, Income taxes:
As from January 1, 2023, the Company applies the amendment to IAS 12, according to which the scope of the initial recognition exemption was narrowed to exclude transactions that result with equal offsetting temporary differences, such as leases. Following the amendment, the Company recognizes separate deferred tax assets in respect of its lease liabilities and deferred tax liabilities in respect of its right-of-use assets. Prior to the amendment, the Company recognized deferred taxes in respect of its leases on a net basis. Accordingly, the amendment did not impact the Company’s retained earnings (see also Note 25).